Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

This supplement contains important information about the Wells Fargo Advantage Government Securities Fund, the Wells Fargo Advantage High Income Fund, the Wells Fargo Advantage Income Plus Fund, the Wells Fargo Advantage Short Duration Government Bond Fund, the Wells Fargo Advantage Short-Term Bond Fund, the Wells Fargo Advantage Short-Term High Yield Bond Fund and the Wells Fargo Advantage Ultra Short-Term Income Fund.

                The Wells Fargo Advantage Government Securities Fund, the Wells Fargo Advantage High Income Fund, the Wells Fargo Advantage Income Plus Fund, the Wells Fargo Advantage Short Duration Government Bond Fund, the Wells Fargo Advantage Short-Term Bond Fund, the Wells Fargo Advantage Short-Term High Yield Bond Fund and the Wells Fargo Advantage Ultra Short-Term Income Fund are no longer offered through the SAI for the Wells Fargo Advantage Income Funds dated October 1, 2010 and all references to these funds in this SAI are hereby removed.

The Wells Fargo Advantage Government Securities Fund, the Wells Fargo Advantage High Income Fund, the Wells Fargo Advantage Income Plus Fund, the Wells Fargo Advantage Short Duration Government Bond Fund, the Wells Fargo Advantage Short-Term Bond Fund, the Wells Fargo Advantage Short-Term High Yield Bond Fund and the Wells Fargo Advantage Ultra Short-Term Income Fund are now offered through a SAI dated January 1, 2011 for the Wells Fargo Advantage Income Funds.  To obtain a SAI for the Funds, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

January 4, 2011